Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

14.  Leases

The Group has entered into various non-cancellable operating and finance lease agreements for certain offices, warehouses, retail and service locations, equipment and vehicles worldwide. The Group determines if an arrangement is a lease, or contains a lease, at inception and record the leases in the financial statements upon lease commencement, which is the date when the underlying asset is made available for use by the lessor.

The balances for the operating and finance leases where the Group is the lessee are presented as follows within the consolidated balance sheet:

	December 31,	December 31,
	2023	2024
Operating leases:
Right-of-use assets - operating lease	11,404,116	12,797,158
Current portion of operating lease liabilities	1,743,156	1,945,987
Non-current operating lease liabilities	10,070,057	11,260,735
Total operating lease liabilities	11,813,213	13,206,722
Finance leases:
Right-of-use assets - finance lease	55,985	63,635
Current portion of finance lease liabilities	25,311	13,498
Non-current finance lease liabilities	22,173	35,145
Total finance lease liabilities	47,484	48,643

The components of lease expenses were as follows:

	Year Ended December 31,
Lease cost:	2023	2024
Amortization of right-of-use assets	1,529,464	1,825,182
Interest of operating lease liabilities	566,703	573,031
Expenses for short-term leases within 12 months and other non-lease component	544,640	227,990
Total lease cost	2,640,807	2,626,203

Other information related to leases where the Group is the lessee is as follows:

	As of December 31,		As of December 31,
	2023		2024
Weighted-average remaining lease term:
Operating leases	12.0	years	10.9	years
Finance leases	4.4	years	5.5	years

Weighted-average discount rate:
Operating leases	4.92%		4.45%
Finance leases	5.22%		4.14%

Supplemental cash flow information related to leases where we are the lessee is as follows:

	For the Year Ended December 31,
	2023	2024
Operating cash outflows from operating leases	2,220,978	2,385,552
Operating cash outflows from finance leases (interest payments)	2,122	2,208
Financing cash outflows from finance leases	37,511	37,854
Right-of-use assets obtained in exchange for lease liabilities	6,339,111	3,698,231

As of December 31, 2023 and 2024, the maturities of our operating and finance lease liabilities (excluding short-term leases) are as follows:

	As of December 31,		As of December 31,
	2023		2024
	Operating	Finance	Operating	Finance
	Leases	Leases	Leases	Leases
2024	2,658,392	28,395	—	—
2025	1,949,316	11,342	2,531,918	16,993
2026	1,724,905	10,588	2,306,078	15,497
2027	1,449,608	8,899	1,899,976	13,352
2028	1,173,595	4,880	1,504,174	8,788
2029	—	—	1,228,528	4,237
Thereafter	8,241,769	2,319	7,388,703	8,485
Total minimum lease payments	17,197,585	66,423	16,859,377	67,352
Less: Interest	(5,384,372)	(18,939)	(3,652,655)	(18,709)
Present value of lease obligations	11,813,213	47,484	13,206,722	48,643
Less: Current portion	(1,743,156)	(25,311)	(1,945,987)	(13,498)
Long-term portion of lease obligations	10,070,057	22,173	11,260,735	35,145

As of December 31, 2023 and 2024, the Group had future minimum lease payments for non-cancelable short-term operating leases of RMB537,432 and RMB497,773, respectively.